UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08459

        Credit Suisse International Focus Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse International Focus Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.4%)
Argentina (1.3%)
Oil & Gas (1.3%)
Repsol YPF SA	127,275	$3,455,968

TOTAL ARGENTINA		3,455,968

Belgium (1.8%)
Beverages (1.8%)
InBev NV	98,830	4,650,915

TOTAL BELGIUM		4,650,915

Brazil (0.6%)
Metals & Mining (0.6%)
Companhia Vale do Rio Doce ADR	28,472	1,459,759

TOTAL BRAZIL		1,459,759

Canada (1.4%)
Diversified Telecommunication Services (1.4%)
Rogers Communications, Inc. Class B§	85,400	3,742,272

TOTAL CANADA		3,742,272

Denmark (1.9%)
Pharmaceuticals (1.9%)
Novo Nordisk AS Series B	87,500	4,885,431

TOTAL DENMARK		4,885,431

Egypt (1.9%)
Telecommunications (1.9%)
Orascom Telecom Holding SAE GDR	74,093	4,904,957

TOTAL EGYPT		4,904,957

France (12.0%)
Banks (2.4%)
Societe Generale§	48,453	6,393,758

Insurance (2.2%)
Axa§	169,234	5,727,927

Media (2.0%)
Lagardere S.C.A.§	66,372	5,282,771

Oil & Gas (2.7%)
Total SA§	25,607	7,086,029

Pharmaceuticals (0.5%)
Sanofi-Aventis§	13,887	1,273,140

Textiles & Apparel (2.2%)
LVMH Moet Hennessy Louis Vuitton SA§	62,810	5,660,262

TOTAL FRANCE		31,423,887

	Number of
	Shares	Value

Germany (6.9%)
Aerospace & Defense (1.4%)
MTU Aero Engines Holding AG*	109,910	$3,759,677

Auto Components (1.5%)
Continental AG	39,497	3,842,479

Banks (1.1%)
Bayerische Hypo-und Vereinsbank AG*§	83,720	2,718,558

Electric Utilities (2.4%)
E.ON AG*§	56,900	6,350,134

Software (0.5%)
SAP AG	6,412	1,316,186

TOTAL GERMANY		17,987,034

Greece (1.6%)
Diversified Telecommunication Services (1.6%)
Hellenic Telecommunications Organization SA (OTE)*	178,310	4,122,055

TOTAL GREECE		4,122,055

Hong Kong (1.0%)
Industrial Conglomerates (1.0%)
Hutchison Whampoa, Ltd.	252,000	2,583,205

TOTAL HONG KONG		2,583,205

Italy (4.6%)
Banks (2.4%)
SanPaolo IMI SpA*§	309,495	5,033,000
UniCredito Italiano SpA	186,352	1,329,469

		6,362,469

Oil & Gas (2.2%)
Eni SpA§	187,139	5,666,324

TOTAL ITALY		12,028,793

Japan (22.2%)
Auto Components (1.1%)
Bridgestone Corp.	137,000	2,783,631

Banks (2.5%)
Bank of Yokohama, Ltd.	806,000	6,525,708

Chemicals (3.8%)
Kuraray Company, Ltd.§	278,500	3,283,338
Shin-Etsu Chemical Company, Ltd.	117,800	6,702,609

		9,985,947

Diversified Financials (3.4%)
Daiwa Securities Group, Inc.	369,000	4,328,733
ORIX Corp.	18,200	4,712,997

		9,041,730

Electronic Equipment & Instruments (1.1%)
Omron Corp.	127,100	2,998,364

	Number of
	Shares	Value

Household Products (1.0%)
Uni-Charm Corp.	55,500	$2,625,441

Machinery (2.4%)
Komatsu, Ltd.	341,000	6,290,814

Specialty Retail (2.9%)
Yamada Denki Company, Ltd.	58,200	7,509,447

Trading Companies & Distributors (4.0%)
Mitsubishi Corp.	444,300	10,383,796

TOTAL JAPAN		58,144,878

Luxembourg (0.7%)
Energy Equipment & Services (0.7%)
Stolt Offshore SA*	147,700	1,875,311

TOTAL LUXEMBOURG		1,875,311

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	103,200	3,480,936

TOTAL MEXICO		3,480,936

Netherlands (4.0%)
Banks (2.5%)
ABN AMRO Holding NV	232,690	6,448,236

Food Products (1.5%)
Royal Numico NV*	87,167	3,965,643

TOTAL NETHERLANDS		10,413,879

Norway (1.0%)
Banks (1.0%)
DNB NOR ASA	244,300	2,733,827

TOTAL NORWAY		2,733,827

Singapore (1.3%)
Banks (1.3%)
United Overseas Bank, Ltd.	376,556	3,368,473

TOTAL SINGAPORE		3,368,473

South Korea (1.6%)
Machinery (1.4%)
Samsung Heavy Industries Company, Ltd.	236,360	3,783,189

Multiline Retail (0.2%)
Lotte Shopping Company, Ltd. GDR*	18,600	384,462

TOTAL SOUTH KOREA		4,167,651

Spain (1.3%)
Tobacco (1.3%)
Altadis SA	85,366	3,549,326

TOTAL SPAIN		3,549,326

	Number of
	Shares	Value

Sweden (2.9%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson	1,051,000	$3,812,760

Machinery (1.4%)
Sandvik AB§	75,280	3,695,133

TOTAL SWEDEN		7,507,893

Switzerland (4.2%)
Banks (2.5%)
UBS AG	59,102	6,415,309

Pharmaceuticals (1.7%)
Novartis AG	83,458	4,578,653

TOTAL SWITZERLAND		10,993,962

Taiwan (0.6%)
Semiconductor Equipment & Products (0.6%)
MediaTek, Inc.	160,600	1,604,610

TOTAL TAIWAN		1,604,610

United Kingdom (19.3%)
Banks (4.6%)
Barclays PLC	242,740	2,590,078
HSBC Holdings PLC	356,600	5,950,630
Royal Bank of Scotland Group PLC	109,211	3,379,540

		11,920,248

Beverages (1.6%)
SABMiller PLC	199,573	4,057,252

Commercial Services & Supplies (2.4%)
Capita Group PLC	349,547	2,653,586
Hays PLC	1,557,035	3,631,944

		6,285,530

Diversified Telecommunication Services (1.0%)
Cable & Wireless PLC	1,506,905	2,743,982

Metals & Mining (1.6%)
BHP Billiton PLC	229,069	4,250,162

Oil & Gas (2.3%)
BP PLC	499,143	6,018,980

Pharmaceuticals (2.8%)
AstraZeneca PLC	38,562	1,868,508
GlaxoSmithKline PLC	212,037	5,423,101

		7,291,609

Tobacco (1.3%)
Imperial Tobacco Group PLC	116,636	3,459,606

Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	2,153,514	4,524,770

TOTAL UNITED KINGDOM		50,552,139

	Number of
	Shares	Value

TOTAL COMMON STOCKS (Cost $175,972,284)		$249,637,161

PREFERRED STOCK (0.7%)
Brazil (0.7%)
Metals & Mining (0.7%)
Companhia Vale do Rio Doce ADR* (Cost $1,242,027)	38,800	1,721,944

Rights (0.0%)
Italy (0.0%)
Diversified Telecommunications (0.0%)
3 Italia SpA (Cost $0)	252	0

SHORT-TERM INVESTMENTS (19.0%)
State Street Navigator Prime Fund§§	44,238,610	44,238,610
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 5,598	5,598,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,836,610)		49,836,610

TOTAL INVESTMENTS AT VALUE (115.1%) (Cost $227,050,921)		301,195,715
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.1%)		(39,592,437)

NET ASSETS (100.0%)		$261,603,278

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $227,050,921, $76,107,044, $(1,962,250) and $74,144,794, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Credit Suisse International Focus Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006